Schedule of Contract Provisions Related to Contractholder Funds (Detail)	12 Months Ended
Dec. 31, 2013
Other investment contracts
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates used in establishing reserves range from 1.7% to 10.3%
Interest rate, low end	1.70%
Interest rate, high end	10.30%
Withdrawal/surrender charges	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
Fixed annuities
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates credited range from 0% to 8.8% fo immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.0% for all other products
Withdrawal/surrender charges	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals.
Term of withdrawal/surrender charges	10 years
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	18.70%
Fixed annuities | Immediate annuities
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	8.80%
Fixed annuities | Equity-indexed life
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	7.00%
Fixed annuities | All other products
Policyholder Contract Deposits [Line Items]
Interest rate, low end	1.00%
Interest rate, high end	6.00%
Interest-sensitive life insurance
Policyholder Contract Deposits [Line Items]
Interest rate discription	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.6% to 6.0% for al other products
Withdrawal/surrender charges	Either a percentage of account balance or dollar amount grading off generally over 20 years
Term of withdrawal/surrender charges	20 years
Interest-sensitive life insurance | Equity-indexed life
Policyholder Contract Deposits [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	10.00%
Interest-sensitive life insurance | All other products
Policyholder Contract Deposits [Line Items]
Interest rate, low end	2.60%
Interest rate, high end	6.00%